Interests in Resource Properties - assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 201,802
Ending balance	196,634	$ 201,802
Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	264,795
Decommissioning obligations		1,339
Reclassification to assets held for sale		(47,931)
Ending balance		218,203
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	16,401	27,096
Additions		7,196
Reclassification to assets held for sale		(17,891)
Ending balance		16,401
Interest in iron ore mine and hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	201,802	237,699
Ending balance	196,634	201,802
Interest in an iron ore development project
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	201,802
Ending balance	196,634	201,802
Interest in an iron ore development project | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	218,203
Ending balance	218,203	218,203
Interest in an iron ore development project | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	16,401	11,764
Additions	5,168	4,637
Reclassification to assets held for sale		0
Ending balance	21,569	16,401
Hydrocarbon development and production assets | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance		46,592
Decommissioning obligations		1,339
Reclassification to assets held for sale		(47,931)
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 0	15,332
Additions		2,559
Reclassification to assets held for sale		(17,891)
Ending balance		$ 0